Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521

1933 Act File No. 333-212418
1940 Act File No. 811-23167

October 27, 2023

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	AIM ETF Products Trust (the “Registrant”)
File Nos. 333-235734 and 811-23504
CIK No. 0001797318

Dear Sir or Madam:

On behalf of the Registrant, attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act’”), and Rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the electronic version of Post-Effective Amendment Nos. 21/24 (the “Amendment”) to the Registrant’s registration statement on Form N-1A. This Amendment is being filed in order to register shares of four new series of the Registrant designated as the AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF, and AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF (the “New Funds”). The Amendment relates only to the New Funds and does not otherwise delete, amend, or supersede any information relating to any prospectus or statement of additional information (“SAI”) of the Registrant’s other series of shares.
Pursuant to Release No. 13768 under the 1940 Act and IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016, the Registrant believes that the Amendment may be eligible for selective review. The Staff previously reviewed a post-effective amendment to the Registrant’s registration statement on Form N-1A filed on July 29, 2022 (Accession No. 0001797318-22-000005) (the “Prior Amendment”), which included the prospectus and SAI of the AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF series of the Registrant (the “Prior Fund”).
Because: (1) the New Funds employ investment objectives, policies and techniques that are identical to the Prior Fund with the exception of the Outcome Periods (as defined in the Prior Amendment and the Amendment), as described below, and (2) the Amendment contains disclosure that is substantially similar to the disclosure contained in the prospectus and SAI of the Prior Fund that was included in the Prior Amendment, the Registrant believes that the Amendment is eligible for selective review.

As noted above, the only difference between the New Funds and the Prior Fund are the Outcome Periods, as follows:
Fund	Outcome Periods
Prior Fund
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	April 1 to September 30 October 1 to March 31
New Funds
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	February 1 to July 31 August 1 to January 31
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	March 1 to August 31 September 1 to February 28 (or 29)
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	May 1 to October 31 November 1 to April 30
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	June 1 to November 30 December 1 to May 31

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectuses and SAI relating to the New Funds.
Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely, /s/ J. Stephen Feinour, Jr. J. Stephen Feinour, Jr